EQUITY METHOD INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments

A reconciliation of our 40% ownership interest in Ohio Gathering to our investment per Ohio Gathering's books and records follows (in thousands).

Investment in equity method investees, March 31, 2017	$702,751
March cash distribution	2,884
Basis difference	(140,198)
Investment in equity method investees, net of basis difference, February 28, 2017	$565,437

Summarized statements of operations information for OGC and OCC follows (amounts represent 100% of investee financial information).

	Three months ended February 28, 2017		Three months ended February 29, 2016
	OGC	OCC	OGC	OCC
	(In thousands)
Total revenues	$37,075	$2,053	$37,799	$5,198
Total operating expenses	27,105	2,473	22,533	4,559
Net income (loss)	7,973	(1,215)	15,269	456